Description of Business and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	6 years
Long term debt, carrying amount	¥ 30,149
Shipping and handling costs	1,591	1,564	1,409
Advertising costs	341	497	178
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	(655)	(1,427)	(2,319)
Convertible bonds
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Long term debt, carrying amount	30,149
Unsecured zero coupon convertible bonds, due March 14, 2019 | Convertible bonds
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Long term debt, carrying amount	¥ 30,000
Building | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	15 years
Building | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	50 years
Machinery and Equipment | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	4 years
Machinery and Equipment | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	10 years
Furniture and Fixtures | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	2 years
Furniture and Fixtures | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	5 years
Customer Relationships
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	7 years